UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2015

Item 1. Report to Stockholders.

Becker Value Equity Fund

Retail Class: BVEFX
Institutional Class: BVEIX

Semi-Annual Report
April 30, 2015

TABLE OF CONTENTS

Investment Results & Returns - Retail Class	2
Investment Results & Returns - Institutional Class	3
Sector Allocation	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Expense Example	22
Additional Information	24
Privacy Notice	25

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited)

Comparison of the Growth of a $10,000 Investment in the Becker Value
Equity Fund-Retail Class, Russell 1000 Value Index, and the S&P 500 Index

Average Annual Returns for the period ended April 30, 2015

	One Year	Five Years	Ten Years
Becker Value Equity Fund, Retail Class	12.42%	13.72%	9.04%
Russell 1000 Value Index	9.31%	13.39%	7.51%
S&P 500 Index	12.98%	14.33%	8.32%

This chart illustrates the performance of a hypothetical $10,000 investment made on April 30, 2005, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

The Russell 1000® Value Index and S&P 500® Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited) (Continued)

Comparison of the Growth of a $250,000 Investment in the Becker Value
Equity Fund-Institutional Class, Russell 1000 Value Index, and the S&P 500 Index

Average Annual Returns for the period ended April 30, 2015

		Since Inception
	One Year	(September 2, 2011)
Becker Value Equity Fund, Institutional Class	12.72%	20.10%
Russell 1000 Value Index	9.31%	19.67%
S&P 500 Index	12.98%	19.52%

This chart illustrates the performance of a hypothetical $250,000 investment made on September 2, 2011, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

The Russell 1000® Value Index and S&P 500® Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

SECTOR ALLOCATION at April 30, 2015 (Unaudited)

Sector Allocation	% of Net Assets

Financials	22.4%
Information Technology	16.7%
Consumer Discretionary	12.4%
Energy	11.7%
Health Care	11.4%
Industrials	11.3%
Consumer Staples	5.1%
Materials	4.2%
Telecommunication Services	1.8%
Cash*	3.0%
Net Assets	100.0%
* Represents cash and other assets in excess of liabilities.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at April 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 97.0%

Consumer Discretionary: 12.4%
109,025	Bed Bath &
	Beyond, Inc.*	$7,681,902
237,375	Discovery
	Communications,
	Inc. - Class C*	7,175,846
146,455	Johnson
	Controls, Inc.	7,378,403
73,225	McDonald’s Corp.	7,069,874
86,520	Time Warner, Inc.	7,303,153
132,430	Urban
	Outfitters, Inc.*	5,302,497
89,500	Viacom, Inc. -
	Class B	6,215,775
		48,127,450
Consumer Staples: 5.1%
150,630	Archer-Daniels-
	Midland Co.	7,362,794
82,435	Bunge Ltd.	7,119,911
66,360	Wal-Mart
	Stores, Inc.	5,179,398
		19,662,103
Energy: 11.7%
270,530	BG Group
	PLC - ADR	4,934,467
57,605	Chevron Corp.	6,397,611
87,280	ConocoPhillips	5,928,058
148,810	National Oilwell
	Varco, Inc.	8,096,752
80,860	Noble Energy, Inc.	4,101,219
45,670	Phillips 66	3,622,088
85,115	Royal Dutch
	Shell PLC - ADR	5,398,845
69,325	Schlumberger Ltd.	6,558,838
		45,037,878
Financials: 22.4%
17,615	Alleghany Corp.*	8,341,055
95,340	Allstate Corp.	6,641,384
16,865	BlackRock, Inc.	6,137,848
63,690	The Chubb Corp.	6,263,912
58,455	Howard Hughes
	Corp.*	8,678,814
174,825	JPMorgan
	Chase & Co.	11,059,430
301,290	Leucadia
	National Corp.	7,161,663
226,680	Morgan Stanley	8,457,431
146,110	Plum Creek
	Timber Co., Inc.	6,165,842
82,625	PNC Financial
	Services Group,
	Inc.	7,579,191
102,095	State Street Corp.	7,873,566
52,500	U.S. Bancorp#	2,250,675
		86,610,811
Health Care: 11.4%
100,475	Aetna, Inc.	10,737,763
40,925	Amgen, Inc.	6,462,467
39,150	Becton Dickinson
	and Co.	5,515,060
18,640	McKesson Corp.	4,164,176
123,480	Merck & Co., Inc.	7,354,469
277,380	Pfizer, Inc.	9,411,503
		43,645,438
Industrials: 11.3%
22,770	3M Co.	3,561,000
125,145	AGCO Corp.	6,446,219
209,165	CSX Corp.	7,548,765
60,090	Emerson
	Electric Co.	3,535,095
366,120	General
	Electric Co.	9,914,530
44,885	L-3
	Communications
	Holdings, Inc.	5,157,735
43,150	Raytheon Co.	4,487,600
79,700	Southwest
	Airlines Co.	3,232,632
		43,883,576
Information Technology: 16.7%
156,075	Amdocs Ltd.	8,595,050
76,570	Apple, Inc.	9,582,736
88,300	Avnet, Inc.	3,764,229

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at April 30, 2015 (Unaudited) (Continued)

Shares		Fair Value
COMMON STOCKS: 97.0% (Continued)

Information Technology: 16.7% (Continued)
273,395	EMC Corp.	$7,357,059
104,535	InterActiveCorp	7,298,634
197,440	Microsoft Corp.	9,603,482
79,820	TE Connectivity
	Ltd.	5,312,021
128,820	Teradata Corp.*	5,666,792
145,575	Trimble
	Navigation Ltd.*	3,701,972
187,265	Western
	Union Co.	3,797,734
		64,679,709
Materials: 4.2%
265,705	Allegheny
	Technologies, Inc.	9,031,313
276,550	Newmont
	Mining Corp.	7,325,809
		16,357,122
Telecommunication Services: 1.8%
204,200	AT&T, Inc.	7,073,488

TOTAL COMMON STOCKS
(Cost $302,548,516)		375,077,575

SHORT-TERM INVESTMENTS: 2.7%
10,658,494	Invesco Short-
	Term Investment
	Trust Treasury
	Portfolio,
	0.01%^	10,658,494

TOTAL SHORT-TERM
INVESTMENTS
(Cost $10,658,494)		10,658,494

TOTAL INVESTMENTS
IN SECURITIES: 99.7%
(Cost $313,207,010)		385,736,069
Other Assets in
Excess of Liabilities: 0.3%		1,114,518
TOTAL NET ASSETS: 100.0%		$386,850,587

ADR - American Depositary Receipt.
*	Non-income producing security.
^	Seven-day yield as of April 30, 2015.
#
Affiliated Security. Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the “Distributor”). The Distributor is affiliated with the Fund’s transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC and the Fund’s custodian, U.S. Bank N.A.  See Note 7 of the Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial stateme

(This Page Intentionally Left Blank.)

Becker Value Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2015 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (cost $311,826,683)	$383,485,394
Investments in affiliated securities (cost $1,380,327)	2,250,675
Receivables:
Dividends and interest	211,873
Fund shares sold	1,509,245
Prepaid expenses and other assets	27,287
Total assets	387,484,474

LIABILITIES
Payables:
Fund shares redeemed	338,183
Investment advisory fees, net	168,918
Custody fees	6,096
Administration and accounting fees	47,342
Professional fees	14,746
Printing and mailing fees	1,238
Transfer agent fees	12,529
Chief Compliance Officer fees	1,463
Registration fees	5,450
Service fees payable	33,594
Other accrued expenses	4,328
Total liabilities	633,887
NET ASSETS	$386,850,587

COMPONENTS OF NET ASSETS
Paid-in capital	$296,491,363
Undistributed net investment income	1,153,174
Undistributed net realized gain on investments	16,676,991
Net unrealized appreciation of investments	72,529,059
Total net assets	$386,850,587

COMPONENTS OF NET ASSET VALUE
RETAIL CLASS
Net assets	$162,086,762
Shares of beneficial interest issued and outstanding	8,362,311
Net asset value, offering and redemption price per share	$19.38

INSTITUTIONAL CLASS
Net assets	$224,763,825
Shares of beneficial interest issued and outstanding	11,552,614
Net asset value, offering and redemption price per share	$19.46

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2015 (Unaudited)

INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign
withholding tax of $23,230)	$3,570,183
Dividends from affiliated securities	25,725
Interest	1,425
Total investment income	3,597,333
Expenses:
Investment advisory fees	1,005,483
Services fees - Retail class	189,880
Administration and accounting fees	134,207
Transfer agent fees	41,733
Registration fees	24,313
Custodian fees	18,892
Audit Fees	11,543
Legal Fees	3,175
Reports to Shareholders	9,441
Trustees fees	4,923
Chief Compliance Officer fees	4,463
Insurance expenses	1,377
Miscellaneous expenses	8,403
Total expenses	1,457,833
Less: Expenses waived or reimbursed	(24,812)
Net expenses	1,433,021
Net investment income	2,164,312

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	16,696,254
Net change in unrealized appreciation of investments	2,815,530
Net realized and unrealized gain	19,511,784
Net increase in net assets resulting from operations	$21,676,096

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	April 30,	Year Ended
	2015	October 31,
	(Unaudited)	2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income	$2,164,312	$5,687,210
Net realized gain on investments	16,696,254	21,625,424
Net change in unrealized
appreciation of investments	2,815,530	11,234,626
Net increase in net assets
resulting from operations	21,676,096	38,547,260

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class:
From net investment income	(2,275,694)	(1,001,634)
From net realized gain	(8,831,993)	(5,901,572)
Institutional Class:
From net investment income	(3,723,613)	(1,828,839)
From net realized gain	(12,763,871)	(10,459,950)
Total dividends and
distributions to shareholders	(27,595,171)	(19,191,995)
Net increase in net assets derived from net
change in outstanding shares - Retail Class (a)	26,602,804	42,756,693
Net increase in net assets derived from net
change in outstanding shares - Institutional Class (a)	25,505,749	53,183,464
Total increase in net assets from
capital share transactions	52,108,553	95,940,157
Total increase in net assets	46,189,478	115,295,422

NET ASSETS
Beginning of period	$340,661,109	$225,365,687
End of period	$386,850,587	$340,661,109
Undistributed net investment
income at end of period	$1,153,174	$4,988,169

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2015		Year Ended
	(Unaudited)		October 31, 2014
	Shares	Amount	Shares	Amount
Retail Class:
Shares Sold	2,061,007	$39,465,451	3,381,057	$63,361,531
Reinvested dividends	581,762	10,995,305	380,255	6,833,177
Shares redeemed (b)	(1,243,586)	(23,857,952)	(1,454,233)	(27,438,015)
Net increase	1,399,183	$26,602,804	2,307,079	$42,756,693
Beginning of period	6,963,128		4,656,049
End of period	8,362,311		6,963,128

	Six Months Ended
	April 30, 2015		Year Ended
	(Unaudited)		October 31, 2014
	Shares	Amount	Shares	Amount
Institutional Class:
Shares Sold	1,399,131	$26,998,525	4,026,848	$76,523,290
Reinvested dividends	718,852	13,629,431	517,713	9,324,018
Shares redeemed (b)	(784,061)	(15,122,207)	(1,709,654)	(32,663,844)
Net increase	1,333,922	$25,505,749	2,834,907	$53,183,464
Beginning of period	10,218,692		7,383,785
End of period	11,552,614		10,218,692

(b)	Net of redemption fees of $616 and $12 for 2015 and $2,977 and $1,532 for 2014 for Retail Class and Institutional Class, respectively.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

Retail Class
	Six Months
	Ended
	April 30,
	2015		Year Ended October 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value,
beginning of period	$19.78		$18.70	$14.13	$12.71	$12.22	$11.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment
income(1)	0.10		0.33	0.23	0.20	0.22	0.13
Net realized and unrealized
gain on investments	1.02		2.17	4.54	1.39	0.42	1.14
Total from investment
operations	1.12		2.50	4.77	1.59	0.64	1.27

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.31)		(0.21)	(0.20)	(0.17)	(0.15)	(0.13)
Distributions from
net realized gain	(1.21)		(1.21)	—	—	—	—
Total distributions	(1.52)		(1.42)	(0.20)	(0.17)	(0.15)	(0.13)
Proceeds from
redemption fees	—	(2)	— (2)	— (2)	—	— (2)	— (2)
Net asset value,
end of period	$19.38		$19.78	$18.70	$14.13	$12.71	$12.22
Total return	5.89	%(4)	14.13%	34.12%	12.64%	5.70%	11.51%

SUPPLEMENTAL DATA:
Net assets, end of
period (000’s omitted)	$162,087		$137,702	$87,049	$82,119	$82,221	$107,624
Ratios to average net assets
Expenses before
fees waived	0.94	%(3)	0.97%	1.00%	1.09%	1.09%	1.14%
Expenses after
fees waiver	0.93	%(3)	0.93%	0.93%	0.93%	0.95%	0.95%
Net investment
income (loss)	1.04	%(3)	1.77%	1.40%	1.49%	1.33%	1.19%
Portfolio turnover rate	17.01	%(4)	40.98%	37.78%	26.85%	34.33%	18.29%

(1)	Calculated using average shares outstanding method.
(2)	Amount less than $0.01.
(3)	Annualized.
(4)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

Institutional Class
	Six Months
	Ended					Period
	April 30,					Ended
	2015		Year Ended October 31,			October 31,
	(Unaudited)		2014	2013	2012	2011(1)
Net asset value,
beginning of period	$19.86		$18.73	$14.16	$12.72	$12.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment
income(2)	0.12		0.38	0.26	0.24	0.02
Net realized and unrealized
gain on investments	1.04		2.17	4.54	1.38	0.41
Total from investment
operations	1.16		2.55	4.80	1.62	0.43

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.35)		(0.21)	(0.23)	(0.18)	—
Distributions from
net realized gain	(1.21)		(1.21)	—	—	—
Total distributions	(1.56)		(1.42)	(0.23)	(0.18)	—
Proceeds from
redemption fees	—	(3)	— (3)	— (3)	—	—	(3)
Net asset value,
end of period	$19.46		$19.86	$18.73	$14.16	$12.72
Total return	6.08	%(5)	14.42%	34.39%	12.87%	3.50	%(5)

SUPPLEMENTAL DATA:
Net assets, end of
period (000’s omitted)	$224,764		$202,959	$138,317	$64,027	$41,118
Ratios to average net assets
Expenses before
fees waived	0.69	%(4)	0.72%	0.74%	0.84%	0.80	%(4)
Expenses after
fees waiver	0.68	%(4)	0.68%	0.68%	0.68%	0.68	%(4)
Net investment
income (loss)	1.29	%(4)	2.02%	1.57%	1.74%	1.37	%(4)
Portfolio turnover rate	17.01	%(5)	40.98%	37.78%	26.85%	34.33	%(5)

(1)	Class commenced operations on September 2, 2011.
(2)	Calculated using average shares outstanding method.
(3)	Amount less than $0.01.
(4)	Annualized.
(5)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The Becker Value Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (The “1940 Act”) as an open-end investment management company.

The Fund commenced operations on November 3, 2003 with the investment objective to provide long-term capital appreciation. The Fund currently offers Retail and Institutional Class shares, which were first offered to the public on November 3, 2003 and on September 2, 2011, respectively. Both classes of shares hold equal rights as to earnings and assets with Retail Class shares bearing shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters affecting that individual class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2015 (Unaudited) (Continued)

process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2015, the Fund did not hold fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2015. See the Schedule of Investments for industry breakouts.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2015 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Common Stocks	$375,077,575	$—	$—	$375,077,575
Short-Term
Investments	10,658,494	—	—	10,658,494
	$385,736,069	$—	$—	$385,736,069

The Fund did not invest in Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2015 (Unaudited) (Continued)

income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.  Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

As of April 30, 2015, the Becker Value Equity Fund has no post-October losses. At October 31, 2014, Becker Value Equity Fund did not have any capital loss carry-forwards.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the tax positions of the Fund, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2012-2014 for Becker Value Equity Fund or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the two months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted / amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2015 (Unaudited) (Continued)

liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there are no subsequent events that need to be disclosed.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Becker Capital Management, Inc. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the Period ended April 30, 2015, the Fund incurred $1,005,483 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 0.68% and 0.93% for the Institutional Class and Retail Class shares, respectively, of each Class’s average daily net assets. The contract’s term

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2015 (Unaudited) (Continued)

is indefinite. At April 30, 2015, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be recouped was $461,256. The Advisor may recover a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
October 31, 2015	$213,646
October 31, 2016	$119,144
October 31, 2017	$103,654
October 31, 2018	$24,812

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect and wholly owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals. The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Fund for Administration and Chief Compliance Officer services for the period ended April 30, 2015, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2015, the cost of purchases of securities, excluding short-term securities, for the Fund was $79,932,660. The proceeds from sales of securities, excluding short-term securities, for the Fund were $57,532,703. There were no reportable purchases or sales of U.S. Government obligations for the period ended April 30, 2015.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2015 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the six months ended April 30, 2015 and the fiscal year ended October 31, 2014, were as follows:

	Six Months ended	Year ended
	April 30, 2015	October 31, 2014
Ordinary Income	$5,999,307	$2,830,473
Long-Term Capital Gains	$21,595,864	$16,361,522

The cost basis of investments for federal income tax purposes at October 31, 2014 was as follows:

Cost of investments for tax purposes	$272,957,279
Gross tax unrealized appreciation	72,360,165
Gross tax unrealized depreciation	(2,665,892)
Net tax unrealized appreciation	$69,694,273

As of October 31, 2014, components of distributable earnings on a tax basis were as follows:

Net tax unrealized appreciation (depreciation)	$69,694,273
Undistributed ordinary income	4,988,169
Undistributed long-term capital gains	21,595,857
Total distributable earnings	26,584,026
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$96,278,299

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. The maximum amount available was $9,000,000. Advances are not collateralized by a first lien against the Fund’s assets. During the six months ended April 30, 2015, the Fund did not utilize its line of credit facility.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2015 (Unaudited) (Continued)

NOTE 7 – TRANSACTIONS WITH AFFILIATED COMPANIES

Becker Value Equity Fund holds shares of U.S. Bancorp, an affiliate of the Quasar Distributors, LLC, as of April 30, 2015.  The Fund purchased the shares shown below prior to August 14, 2012, when the Distributor became the Fund’s principal underwriter.  As shown below, the Fund has had no transactions with the affiliated company during the period.

	Share			Share
	Balance			Balance		Fair
	at			at		Value at
	October 31,			April 30,	Dividend	April 30,
Issuer	2014	Additions	Reductions	2015	Income	2015
U.S. Bancorp	52,500	—	—	52,500	$25,725	$2,250,675

Becker Value Equity Fund

EXPENSE EXAMPLE For the Six Months Ended April 30, 2015 (Unaudited)

As a shareholder of the Becker Value Equity Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015) for the Fund.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example.

The example includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is

Becker Value Equity Fund

EXPENSE EXAMPLE For the Six Months Ended April 30, 2015 (Unaudited) (Continued)

not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
Class	11/1/14	4/30/15	11/1/14 – 4/30/15*
Retail Actual	$1,000.00	$1,058.90	$4.75
Hypothetical (5% return	$1,000.00	$1,020.18	$4.66
before expenses)

Institutional Actual	$1,000.00	$1,060.80	$3.47
Hypothetical (5% return	$1,000.00	$1,021.42	$3.41
before expenses)

*
The calculations are based on expenses incurred during the most recent six-month period for Becker Value Equity Fund.  The annualized expense ratios (excluding AFFE) for the period for the Fund’s Retail Class and Institutional Class were 0.93% and 0.68%, respectively. The dollar amounts shown as expenses paid for Becker Value Equity Fund are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

Becker Value Equity Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (800) 551-3998. The Fund discloses its portfolio holdings on its website at www.beckercap.com. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent toll free at (800) 551-3998 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 551-3998.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.beckervaluefunds.com.

Becker Value Equity Fund

PRIVACY NOTICE (Unaudited)

The Funds collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Investment Advisor
BECKER CAPITAL MANAGEMENT, INC.
1211 SW Fifth Avenue
Suite 2185
Portland, OR 97204

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL HASTINGS LLP
75 E. 55th Street, Floor 15
New York, NY 10022

Becker Value Equity Fund
	Ticker	CUSIP
Retail Class	BVEFX	74316J516
Institutional Class	BVEIX	74316J490

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     July 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     July 7, 2015

By (Signature and Title)      /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     July 1, 2015

* Print the name and title of each signing officer under his or her signature.